Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Net Operating Revenue

	2018	2017	2016
Revenue from supply of energy(a)	24,872	23,701	23,430
Revenue from use of the electricity distribution systems (TUSD) (b)	2,045	1,611	1,705
CVA, and Other financial components (c)	1,973	988	(1,455)
Transmission revenue
Transmission concession revenue (d)	411	371	312
Transmission construction revenue (e)	96	25	54
Transmission indemnity revenue (f)	250	373	751
Generation Indemnity Revenue (g)	55	271	—
Distribution construction revenue (e)	802	1,094	1,139
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession (h)	—	9	8
Revenue on financial updating of the Concession Grant Fee (i)	321	317	300
Energy transactions on the CCEE (i)	217	860	161
Supply of gas	1,995	1,759	1,444
Fine for violation of service continuity indicator (1)	(44)	—	—
Other operating revenues (k)	1,585	1,484	1,421
Deductions on revenue (l)	(12,312)	(11,151)	(10,497)

Net operating revenue	22,266	21,712	18,773

(1)	As mentioned in Note 2.5, as from January 1, 2018 these amounts began to be recognized as a reduction of revenue, rather than as operational expenses, as per the change contained in IFRS 15.

Summary of the Supply of Electricity by Type of Consumer

This table shows energy supply by type of customer:

	GWh (1)			R$
	2018	2017	2016	2018	2017	2016
Residential	10,267	10,008	9,916	8,658	7,842	7,819
Industrial	17,689	17,761	19,494	4,893	4,907	5,396
Commercial, services and others	8,380	7,507	6,573	4,683	4,342	4,359
Rural	3,615	3,651	3,575	1,794	1,629	1,463
Public authorities	871	866	886	575	532	545
Public lighting	1,384	1,367	1,350	585	537	528
Public services	1,316	1,301	1,252	646	589	547

Subtotal	43,522	42,461	43,046	21,834	20,378	20,657

Own consumption	41	37	37	48	—	—
Unbilled revenue		—	—	—	61	(199)

	43,563	42,498	43,083	21,882	20,439	20,458

Wholesale supply to other concession holders (2)	11,992	12,777	12,509	3,002	1,727	2,713
Wholesale supply unbilled, net	—	—	—	(12)	1,535	259

Total	55,555	55,275	55,592	24,872	23,701	23,430

(1)	Data not audited by external auditors.
(2)

Includes a CCEAR (Regulated Market Sales Contract), ‘bilateral contracts’ with other agents, and the revenues from management of generation assets (GAG) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.

Summary of Other Operating Revenues

k) Other operating revenues

	2018	2017	2016
Charged service	14	10	6
Telecoms services (1)	0	149	137
Services rendered	188	156	167
Subsidies (2)	1,136	1,034	1,001
Rental and leasing	90	121	105
Reimbursement for decontracted supply (3)	145	—	—
Other	12	14	5

	1,585	1,484	1,421

(1)

Due to the classification of certain telecommunications assets as held for sale, the revenues from the discontinued operations were segregated. The sale of the telecom assets previously classified as held for sale took place in November 2018, as described in Note 33.

(2)	Revenue recognized for the tariff subsidies applied to users of distribution services, reimbursed by Eletrobras.
(3)

The amount of R$84 refers to the reimbursement of the contracted energy supply agreed between Santo Antônio Energia S.A., a subsidiary of Madeira Energia, and Cemig Distribuição, due to change in the power purchase agreements (CCEARs). The amount will be settled in 24 monthly installments, with monthly inflation correction at the Selic rate; R$50 refers to the reimbursement of the contracted supply agreed between Renova and Cemig GT due to suspension by Renova of supply of contracted energy for the period July to December 2018. The advances made by Cemig GT related to this period will be settled in a single payment in January 2019, with inflation adjustment at 155% of the DI rate (published by Cetip).

Summary of Deductions from Revenue

l) Deductions on revenue

	2018	2017	2016
Taxes on revenue
ICMS(1)	5,657	5,847	5,211
Cofins	2,547	2,237	2,041
PIS and Pasep	553	455	443
Others	8	8	7

	8,765	8,547	7,702
Charges to the customer
Global Reversion Reserve (RGR)	19	17	(18)
Energy Efficiency Program (PEE)	64	56	58
Energy Development Account (CDE)	2,603	1,822	2,074
Research and Development (R&D)	38	38	48
National Scientific and Technological Development Fund (FNDCT)	38	38	48
Energy System Expansion Research (EPE of MME)	19	19	24
Customer charges – Proinfa alternative sources program	40	39	43
Energy services inspection fee	26	29	35
Royalties for use of water resources	45	92	123
Customer charges – the ‘Flag Tariff’ system	655	454	360

	3,547	2,604	2,795

	12,312	11,151	10,497

(1)	As from January 1, 2016, the rate for customers in the Commercial, services and other activities category was changed from 18% to 25% (Decree nº 46.924, of December 29, 2015).